Filed Pursuant to Rule 497(d)

Morgan Stanley Portfolios, Series 48

Stocks for 2023

Supplement to the Prospectus

Notwithstanding anything to the contrary in the Trust’s Prospectus, the Record Day and Distribution Day on the Summary of Essential Information page of the Prospectus should read as follows:

Record Day

The 10th day of October 2021 and semiannually thereafter.

Distribution Day

The 25th day of October 2021 and semiannually thereafter, and upon termination and liquidation of the Trust.

Supplement Dated: April 13, 2021